15. and 18. Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

On January 1, 2013, the Company and Kenyon Holdings, LLC (“Kenyon”), a company owned by Mr. Krieger and Mr. Sperbeck, entered into a five year lease expiring December 31, 2017 for 11,910 square feet at a monthly rent of $12,264. On September 25, 2014, the lease was amended to reduce the square footage to 10,730 and monthly rent to $11,113. The lease was redone on May 19, 2015, effective June 1, 2015, to reduce the square footage to 8,543 square feet and increase the monthly rent to $14,968. For rent, real estate taxes, and operating expenses, the Company paid Kenyon $57,265, $37,228, $115,600, and $98,851 for the three and six months ended June 30, 2015 and 2014, respectively.

Effective January 1, 2013, in connection with the purchase of David B. Johnson’s units by Mr. Krieger, the Company entered into the NCA with Mr. Johnson, a current governor and former member of the Company, pursuant to which the Company is obligated to pay Mr. Johnson $500,000 in 24 equal monthly installments of $20,833 each. The total amount paid pursuant to the NCA during the six months ended June 30, 2014 was $62,500. There were no payments during 2015 as the NCA was paid in full on December 31, 2014.

On March 5, 2013, CEF entered into a 36 month lease for 1,800 square feet of office space in Tulsa, Oklahoma with the Brandon J. and Heather N. Day Revocable Trust at a monthly rent of $3,750. Mr. Day is an employee of CEF, a second-tier subsidiary of the Company. Total rent paid for the three and six months ended June 30, 2015 and 2014 was $11,250 and $22,500, respectively.

In connection with the Company’s initial investment of $1.0 million in Ultra Green, Ultra Green paid a 10% commission to Cedar Point Capital, LLC, a registered broker dealer (“Cedar Point”). David B. Johnson, a governor of the Company, is the sole owner of Cedar Point. No commissions were paid on the Company’s follow-on investments.

On June 17, 2014, the building in which the Company leases its Chandler, Arizona office space occupied by certain of its retail energy business functions was purchased by Fulton Marketplace, LLC (“Fulton”), a company owned by Mr. Krieger and Mr. Sperbeck. Effective August 1, 2014, the Company and Fulton entered into a five year lease expiring July 31, 2019, subject to two consecutive five year extension periods, for 2,712 square feet. The rent for the first lease year is $4,068 per month and it will increase by 3% annually at the start of each lease year thereafter. On June 30, 2015 the Company discontinued the lease as the office was relocated to a new location. Thus effective July 1, 2015 the Company entered into a new five year lease with Fulton for a 3,321 square foot office space with a monthly base rent of $4,982 that will increase by 3% annually at the start of each lease year thereafter. The Company paid $16,059 and $32,118 to Fulton for the three and six months ended June 30, 2015 for rent, real estate taxes, and operating expenses.

Fulton is also the owner of a single family residence located in Chandler, Arizona. Effective December 1, 2014, Fulton and REH entered into a seven month lease expiring June 30, 2015 with respect to the property for rent of $2,800 per month. For the three and six months ended June 30, 2015 the Company paid Fulton total rent of $8,568 and $17,136.

On December 23, 2014, via an assignment and assumption agreement between Cyclone and Kenyon, Cyclone took ownership of a 10 acre parcel of undeveloped land located at 170xx Texas Avenue, Credit River Township, Minnesota and assumed a note secured by a mortgage on the property and owed to Lakeview Bank. The total acquisition cost paid to Kenyon was $52,000 and represented Kenyon’s total expenditures on the property (interest, closing fees, and property taxes) since its acquisition in 2013.

See also “Note 1 - Basis of Presentation and Description of Business - Businesses – The Restructuring”.

Interest expense associated with notes payable to related parties was $31,550 for the year ended December 31, 2013. There were no notes payable to related parties at December 31, 2014.

The building in which the Company leases its Lakeville, Minnesota office space is owned by Kenyon and on January 1, 2013, the Company and Kenyon entered into a five year lease expiring December 31, 2017 for 11,910 square feet at a monthly rent of $12,264. On September 25, 2014, the lease was amended to reduce the square footage to 10,730 and monthly rent to $11,113. For rent, real estate taxes, and operating expenses, the Company paid Kenyon $235,000 and $227,200 for the years ended December 31, 2014 and 2013, respectively.

Effective January 1, 2013, in connection with the purchase of David B. Johnson’s units by Mr. Krieger, the Company entered into a non-competition agreement with Mr. Johnson, a current governor and former member of the Company, pursuant to which the Company is obligated to pay Mr. Johnson $500,000 in 24 equal monthly installments of $20,833 each. The total amount paid pursuant to the agreement during the years ended December 31, 2014 and 2013 was $250,000.

On March 5, 2013, CEF entered into a 36 month lease for 1,800 square feet of office space in Tulsa, Oklahoma with the Brandon J. and Heather N. Day Revocable Trust at a monthly rent of $3,750. Mr. Day is an employee of CEF, a second-tier subsidiary of the Company. Total rent paid for the year ended December 31, 2014 and 2013 was $45,000 and $41,250, respectively.

In connection with the Company’s initial investment of $1.0 million in Ultra Green (see “Note 13 – Convertible Promissory Note”), Ultra Green paid a 10% commission to Cedar Point Capital, LLC, a registered broker dealer (“Cedar Point”). David B. Johnson, a governor of the Company, is the sole owner of Cedar Point. No commissions were paid on the Company’s follow-on investments.

On June 17, 2014, the building in which the Company leases its Chandler, Arizona office space occupied by certain of its retail energy business functions was purchased by Fulton Marketplace, LLC (“Fulton”), a company owned by Mr. Krieger and Mr. Sperbeck. Effective August 1, 2014, the Company and Fulton entered into a five year lease expiring July 31, 2019, subject to two consecutive five year extension periods, for 2,712 square feet. The rent for the first lease year is $4,068 per month and it will increase by 3% annually at the start of each lease year thereafter. The Company paid $26,700 to Fulton for the year ended December 31, 2014 for rent, real estate taxes, and operating expenses.

Fulton is the owner of a single family residence located in Chandler, Arizona. Effective December 1, 2014, Fulton and REH entered into a seven month lease expiring June 30, 2015 with respect to the property for rent of $2,800 per month.

On December 23, 2014, via an assignment and assumption agreement between Cyclone and Kenyon, Cyclone took ownership of a 10 acre parcel of undeveloped land located at 170xx Texas Avenue, Credit River Township, Minnesota and assumed a note secured by a mortgage on the property and owed to Lakeview Bank. The total acquisition cost paid to Kenyon was $52,000 and represented Kenyon’s total expenditures on the property (interest, closing fees, and property taxes) since its acquisition in 2013.